Securities at fair value through other comprehensive income and securities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2024
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortized cost
(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2023 and 2024 are as follows:

	2023		2024
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	44,418,450	42,463,118
Financial institutions bonds		21,303,402	25,983,405
Corporate bonds and others		22,915,148	23,569,687

		88,637,000	92,016,210

Equity securities (*):
Stocks		1,527,182	1,594,019
Equity investments		2,153	4,367
Others		145,644	190,773

		1,674,979	1,789,159

		90,311,979	93,805,369

Securities at amortized cost:
Debt securities:
Government bonds		22,787,609	21,808,057
Financial institutions bonds		5,864,626	3,787,661
Corporate bonds and others		7,034,252	7,720,281

		35,686,487	33,315,999

	~~W~~	125,998,466	127,121,368

(*)	The equity securities are designated as FVOCI since the Group exercised FVOCI option for these securities required to possess in accordance with certain regulations.

Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost
(b)	Changes in carrying amount of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	83,729,377	67,198	83,796,575	33,371,599	10,515	33,382,114
Transfer (from) to 12-month expected credit loss		18,873	(18,873)	—	—	—	—
Transfer (from) to life time expected credit loss		(47,209)	47,209	—	—	—	—
Net increase and decrease (*)		4,844,010	(3,585)	4,840,425	2,318,788	(2,992)	2,315,796

Ending balance	~~W~~	88,545,051	91,949	88,637,000	35,690,387	7,523	35,697,910

	2024
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	88,545,051	91,949	88,637,000	35,690,387	7,523	35,697,910
Transfer (from) to 12-month expected credit loss		3,798	(3,798)	—	—	—	—
Transfer (from) to life time expected credit loss		—	—	—	—	—	—
Net increase and decrease (*)		3,406,603	(27,393)	3,379,210	(2,367,844)	(3,879)	(2,371,723)

Ending balance	~~W~~	91,955,452	60,758	92,016,210	33,322,543	3,644	33,326,187

(*)
Included the effects from changes in purchase, disposal, repayment, valuation, changes in foreign exchange rate and amortization of fair value adjustments recognized through business combination accountings and the others.

Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost
(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	40,501	113	40,614	10,759	157	10,916
Transfer (from) to 12-month expected credit loss		14	(14)	—	—	—	—
Transfer (from) to life time expected credit loss		(111)	111	—	—	—	—
Provision (Reversal)		1,573	698	2,271	(113)	(23)	(136)
Disposal and others (*)		(409)	1	(408)	637	6	643

Ending balance	~~W~~	41,568	909	42,477	11,283	140	11,423

	2024
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	41,568	909	42,477	11,283	140	11,423
Transfer (from) to 12-month expected credit loss		14	(14)	—	—	—	—
Transfer (from) to life time expected credit loss		—	—	—	—	—	—
Provision (Reversal)		(2,279)	(420)	(2,699)	(1,515)	(97)	(1,612)
Disposal and others (*)		(1,053)	(379)	(1,432)	369	8	377

Ending balance	~~W~~	38,250	96	38,346	10,137	51	10,188

(*)	Included the effects from changes in debt restructuring, investment conversion, foreign exchange rate and the others.

Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost
(d)	Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Gain on disposal of securities at FVOCI	~~W~~	50,793	197,708
Loss on disposal of securities at FVOCI		(180,368)	(137,448)
Gain on disposal of securities at amortized cost (*)		358	—
Loss on disposal of securities at amortized cost (*)		(107)	(23,155)

	~~W~~	(129,324)	37,105

(*)
The issuers of those securities have exercised their early redemption options, and the disposal of securities measured at amortized cost aims to secure additional asset duration for asset-liability management in response to changes in interest rates.

Income or loss on equity securities at fair value through other comprehensive income
(e)	Income or loss on equity securities at fair value through other comprehensive income

i)
The Group recognizes dividends, amounting to
~~W~~
60,139 million and
~~W~~
86,107 million, related to equity securities at fair value through other comprehensive income for the years ended December 31, 2023 and 2024, respectively.

ii)	The details of disposal of equity securities designated at fair value through other comprehensive income for the years ended December 31, 2023 and 2024 are as follows:

	Fair value at the date of disposal			Cumulative net gain (loss) at the time of disposal
	2023		2024	2023	2024
Stocks	~~W~~	156,872	106,810	(4,152)	9,429
Contingent convertible bonds		—	3,023	—	5

(*)	The reason for the disposal is the disposal of stocks acquired by investment conversion.